Lease obligation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Text Block Abstract
Schedule of lease obligation
Amount $

Balance – December 31, 2020 (recast – note 2)	1,062
Additions	701
Repayment of lease obligation	(260)
Accreted interest	146
Currency translation adjustment	3

Balance – December 31, 2021	1,652
Additions and valuation adjustments	105
Repayment of lease obligation	(430)
Accreted interest	202
Currency translation adjustment	(90)
Balance – December 31, 2022	1,439
Less: Current portion	(320)
Non-current portion	1,119